Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Mr Anthony So [Member]
Related Party Transaction [Line Items]
Commissions and/or Consultancy Fees	$ 643	$ 643	$ 643
Unpaid vacation payments	43	43	43
Mr. Kim Wah Chung [Member]
Related Party Transaction [Line Items]
Commissions and/or Consultancy Fees	171	171	171
Unpaid vacation payments	11	11	11
Mr Andrew So [Member]
Related Party Transaction [Line Items]
Commissions and/or Consultancy Fees	383	370	265
Unpaid vacation payments	15	14	16
Mr Woo Ping Fok [Member]
Related Party Transaction [Line Items]
Commissions and/or Consultancy Fees		1
Mr Henry Schlueter [Member]
Related Party Transaction [Line Items]
Commissions and/or Consultancy Fees	60	60	60
Mr Alberet So [Member]
Related Party Transaction [Line Items]
Commissions and/or Consultancy Fees	184	232	162
Unpaid vacation payments	$ 12	$ 11	$ 10